NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
The Company uses the weighted average ownership percentages during the period to calculate the net loss per share attributable to public shareholders and the noncontrolling interest holders. The following table sets forth the computation of basic and diluted net loss using the treasury stock method:

(In thousands, except for share and per share amounts)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Numerator:
Net loss	$(48,648)	$(105,968)	$(120,557)	$(21,057)
Net loss attributable to noncontrolling interest	(6,205)	(15,987)	(24,990)	—
Net loss attributed to Class A shareholders - basic and diluted EPS	(42,443)	(89,981)	(95,567)	(21,057)
Denominator:
Weighted-average basic shares outstanding	109,295,742	91,158,500	86,460,560	8,000,002
Effect of dilutive securities	—	—	—	—
Weighted-average diluted shares	109,295,742	91,158,500	86,460,560	8,000,002
Basic and diluted net loss per share	$(0.39)	$(0.99)	$(1.11)	$(2.63)
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Warrants	29,533,282	29,533,282	29,533,282	—
Stock options	17,137,358	18,915,358	20,452,155	774,800
Restricted stock	7,583,255	2,296,831	2,802,419	234,842
Total	54,253,895	50,745,471	52,787,856	1,009,642